UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, January 22, 2008


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    41
Form 13F information Table Value Total:    $107,258

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104     1672   370000 SH       SOLE                   370000
ABX Air, Inc.                  COM              00080s101      938   224449 SH       SOLE                   224449
ASE Test Limited               ORD              y02516105     3597   253519 SH       SOLE                   253519
Adams Respiratory Therapeutics COM              00635p107     3883    65000 SH       SOLE                    65000
Alcoa Inc.                     COM              013817101     1678    45900 SH       SOLE                    45900
Alfa Corporation               COM              015385107     2826   130420 SH       SOLE                   130420
American Financial Realty Trus COM              02607p305     2406   300000 SH       SOLE                   300000
Aspreva Pharmaceuticals Corp.  COM              04538t109     3770   145000 SH       SOLE                   145000
BCE Inc.                       COM NEW          05534b760     3021    75800 SH       SOLE                    75800
BEA Systems, Inc.              COM              073325102     1578   100000 SH       SOLE                   100000
Biogen Idec Inc.               COM              09062x103     1765    31000 SH       SOLE                    31000
Boston Scientific Corporation  COM              101137107      997    85766 SH       SOLE                    85766
Bradley Pharmaceuticals Inc.   COM              104576103     3568   181000 SH       SOLE                   181000
Carnival Corporation           PAIRED CTF       143658300     3559    80000 SH       SOLE                    80000
Claymont Steel Holdings Inc.   COM              18382p104     1386    59364 SH       SOLE                    59364
Clear Channel Communications,  COM              184502102     3799   110060 SH       SOLE                   110060
Cognos, Inc.                   COM              19244c109     3682    63950 SH       SOLE                    63950
Cypress Semiconductor Corporat COM              232806109     1441    40000 SH       SOLE                    40000
E-Z-EM, Inc.                   COM NEW          269305405     3628   175000 SH       SOLE                   175000
Energy Partners, Ltd.          COM              29270u105     1220   102943 SH       SOLE                   102943
First Consulting Group, Inc.   COM              31986r103     3712   287100 SH       SOLE                   287100
Genesco Inc.                   COM              371532102     1208    31960 SH       SOLE                    31960
Genesis Microchip Incorporated COM              37184c103     3642   425000 SH       SOLE                   425000
Genlyte Group Incorporated     COM              372302109     3808    40000 SH       SOLE                    40000
Goodman Global, Inc.           COM              38239a100     1840    75000 SH       SOLE                    75000
Harrah's Entertainment, Inc.   COM              413619107     3924    44250 SH       SOLE                    44250
Huntsman Corporation           COM              447011107     2008    78250 SH       SOLE                    78250
MGI Pharma, Inc.               COM              552880106     3850    95000 SH       SOLE                    95000
Myers Industries, Inc.         COM              628464109     1294    89400 SH       SOLE                    89400
NAVTEQ                         COM              63936L100     3780    50000 SH       SOLE                    50000
Nextest Systems Corp.          COM              653339101     3680   185000 SH       SOLE                   185000
PrimeWest Energy Trust         TR UNIT NEW      741930309     3711   137000 SH       SOLE                   137000
Trane, Inc.                    COM              892893108     3737    80000 SH       SOLE                    80000
Tutogen Medical, Inc.          COM              901107102      200    19100 SH       SOLE                    19100
UAP Holding Corp.              COM              903441103     2702    70000 SH       SOLE                    70000
US BioEnergy Corp              COM              90342v109     2483   212000 SH       SOLE                   212000
United Rentals, Inc.           COM              911363109     1016    55300 SH       SOLE                    55300
Ventana Medical Systems, Inc.  COM              92276h106     2272    26050 SH       SOLE                    26050
Visicu, Inc.                   COM              92831L204     3048   256750 SH       SOLE                   256750
Visual Sciences, Inc.          COM              92845h108     3337   180600 SH       SOLE                   180600
XM Satellite Radio Holdings In CL A             983759101     1591   130000 SH       SOLE                   130000